Commitments and contingencies (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Total	$ 119
2025
Disclosure of contingent liabilities [line items]
Total	29
2026
Disclosure of contingent liabilities [line items]
Total	10
2027
Disclosure of contingent liabilities [line items]
Total	6
2028
Disclosure of contingent liabilities [line items]
Total	5
2029
Disclosure of contingent liabilities [line items]
Total	0
Thereafter
Disclosure of contingent liabilities [line items]
Total	$ 69